Income and expenses	12 Months Ended
Dec. 31, 2019
Disclosure of income and expenses [abstract]
Disclosure of income and expenses [text block]
22	Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2019
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,188	29,100	15,947	56,235	−	56,235
Americas other than USA	487	2,071	837	3,395	−	3,395
Europe (without Belgium) & Africa	18,767	21,356	69,744	109,867	−	109,867
Belgium	183	2,101	5,572	7,856	61	7,917
Asia Pacific	11,029	6,180	2,056	19,265	−	19,265
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Type of goods or service
Software revenue (non-medical)	41,654	−	−	41,654	−	41,654
Software revenue (medical)	−	19,407	−	19,407	−	19,407
Medical devices and services	−	41,401	−	41,401	−	41,401
Manufacturing	−	−	94,156	94,156	−	94,156
Other	−	−	−	−	61	61
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Timing of revenue recognition
Goods/Services transferred at a point in time	21,190	45,730	88,988	155,908	61	155,969
Goods/Services transferred over time	20,464	15,078	5,168	40,710	−	40,710
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679

	For the year ended December 31, 2018
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	8,804	23,940	9,439	42,183	34	42,217
Americas other than USA	193	1,404	101	1,698	2	1,700
Europe (without Belgium) & Africa	17,026	19,073	74,852	110,951	77	111,028
Belgium	155	1,824	7,364	9,343	7	9,350
Asia Pacific	11,196	6,011	3,200	20,407	19	20,426
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Type of goods or service
Software revenue (non-medical)	37,374	−	−	37,374	−	37,374
Software revenue (medical)	−	17,045	−	17,045	−	17,045
Medical devices and services	−	35,207	−	35,207	−	35,207
Complex metal parts production (ACTech)	−	−	43,438	43,438	−	43,438
Other	−	−	−	−	139	139
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Timing of revenue recognition
Goods/Services transferred at a point in time	20,326	39,682	90,614	150,622	139	150,761
Goods/Services transferred over time	17,048	12,570	4,342	33,960	−	33,960
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2019	2018	2017
Software revenue (non-medical)	41,654	37,374	35,770
Software revenue (medical)	19,407	17,045	15,619
Medical devices and services	41,401	35,207	27,222
Manufacturing	94,156	94,956	63,712
Other	61	139	250
Total	196,679	184,721	142,573

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2019	2018
Trade receivables, included in 'trade and other receivables'	42,509	38,764
Contract assets / contracts in progress	495	829
Contract liabilities / deferred income	32,314	27,444
Total	75,318	67,037

We refer to note 18 for a detail of the deferred income. Note 18 include split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2019 that was included in the contract liability at the beginning of the year amounts to K€27,444. There is no revenue recognized during 2019 from performance obligations that were satisfied in the previous years.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

  Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
  Software licenses: certain software licenses may have been billed prior to the delivery of the software key resulting in a deferred income balance.
  Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue contraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume "Plan Only" purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
  Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales include the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(37,870)	(39,114)	(34,480)
Amortization and depreciation	(10,837)	(9,910)	(7,560)
Payroll expenses	(37,715)	(33,036)	(20,806)
Other expenses	(550)	(239)	(106)
Total	(86,972)	(82,299)	(62,952)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(2,583)	(3,590)	(3,140)
Amortization and depreciation	(1,483)	(830)	(686)
Payroll expenses	(19,219)	(17,935)	(16,054)
Other	(63)	(61)	(79)
Total	(23,348)	(22,416)	(19,959)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(9,228)	(9,775)	(8,035)
Amortization and depreciation	(1,346)	(725)	(505)
Payroll expenses	(42,055)	(35,585)	(30,175)
Other	(360)	(218)	(220)
Total	(52,989)	(46,303)	(38,935)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(9,856)	(9,892)	(7,053)
Amortization and depreciation	(3,630)	(3,828)	(2,761)
Payroll expenses	(18,078)	(18,442)	(14,858)
Other	(222)	(148)	(204)
Total	(31,786)	(32,310)	(24,876)

22.6 Net other operating income

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2019	2018	2017
Government grants	5,263	4,658	4,342
Amortization intangibles purchase price allocation	(2,013)	(1,994)	(1,064)
Allowance for doubtful debtors	210	(1,065)	(454)
Capitalized expenses (asset construction)	166	16	123
Net foreign currency exchange gains / (losses)	−	246	(235)
Tax Credits	665	706	899
Fair value adjustment Cenat liability	−	192	−
Personnel related income	37	168	−
Other	1,104	844	930
Total	5,432	3,771	4,541

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2019, 2018 and 2017:

	For the year ended December 31
in 000€	2019	2018	2017
Short-term employee benefits	(87,775)	(76,023)	(60,195)
Social security expenses	(15,647)	(14,139)	(11,200)
Expenses defined contribution plans	(1,033)	(936)	(926)
Other employee expenses	(12,612)	(13,900)	(9,572)
Total	(117,067)	(104,998)	(81,893)
Total registered employees at the end of the period	2,177	2,009	1,862

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Interest expense	(2,146)	(1,747)	(1,026)
Foreign currency losses	(832)	(2,748)	(3,131)
Other financial expenses	(704)	(369)	(571)
Total	(3,682)	(4,864)	(4,728)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2019	2018	2017
Foreign currency exchange gains	955	3,047	2,830
Amortization discount interest free loans	−	−	6
Other finance income	422	580	374
Total	1,377	3,627	3,210

Disclosure of income tax and deferred tax [text block]

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2019, 2018 and 2017:

	As of December 31,
in 000€	2019	2018	2017
Estimated tax liability for the year	(2,926)	(1,216)	(1,530)
Tax adjustments to the previous year	−	−	412
Deferred income taxes	331	791	596
Total income taxes for the period	(2,595)	(425)	(522)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries. The estimated tax liability is mainly due in Germany.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liability and the deferred tax expense for 2019, 2018 and 2017:

	Asset/(liability)			Income/(expense)
in 000€	2019	2018	2017	2019	2018	2017
Tax losses, notional interest deduction and other tax benefits	−	26	−	−	−	−
Amortization development assets and other intangible assets	38	224	304	−	−	−
Depreciation property, plant & equipment	70	30	−	−	−	−
Other items	84	35	−	−	−	−
Total deferred tax assets	192	315	304	(124)	11	(32)
Property, plant & equipment	(403)	(694)	(698)	−	−	−
Intangible assets	(4,937)	(5,370)	(6,656)	−	−	−
Investment grants	(301)	(312)	−	−	−	−
Inventory valuation	(89)	141	−	−	−	−
Other items	(17)	9	(61)	−	−	−
Total deferred tax liabilities	(5,747)	(6,226)	(7,415)	455	780	628
Total deferred tax income (loss)	−	−	−	331	791	596

The Group has unused tax losses, tax credits and notional interest deduction available in an amount of K€37,440 for 2019 (2018: K€25,285; 2017: K€11,948) of which K€25,172 for 2019 (2018: K€15,592; 2017: K€4,581) relating to Materialise NV. As at December 31, 2019 no unused notional interest deduction remains (2018: K€0; 2017: K€315), the amount remaing from previous periods has expired.

With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses will be used in future years. As from July 1, 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis, in 2019 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the net tax losses of the other entities in the Group no deferred taxes have been recognized in 2019 (2018: K€26; 2017: K€0). The deferred tax liability of K€5,747 in the year ending December 31, 2019 mainly relates to the intangibles that have been recognized as part of the purchase price allocation (ACTech).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2019	2018	2017
Profit (loss) before taxes	4,319	3,452	(1,595)
Income tax at statutory rate of 29.58% (2017: 33.99%)	(1,278)	(1,021)	542
Effect of different local tax rate	63	166	433
Tax adjustments to the previous period	(367)	80	412
Non-deductible expenses	(554)	(1,141)	(818)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	179	337	44
Notional interest deduction Belgium	−	−	−
Non recognition of deferred tax asset	(1,579)	(546)	(1,505)
Recognition of deferred tax assets on previous years tax losses	119	653	−
Non-taxable income	925	606	556
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	−	−	12
Taxes on other basis	−	280	(117)
Other	(103)	161	(81)
Income tax expense as reported in the consolidated income statement	(2,595)	(425)	(522)